Restructuring Activities (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Changes in Liabilities for Restructuring Activities

A summary of the changes in the liabilities for restructuring activities is provided below:

(IN MILLIONS)	Transformation Initiative	Productivity Initiatives and Legacy Programs	Total
Balance at December 31, 2009	$46	$29	$75
Charges	(9)	68	59
Payments	(37)	(33)	(70)
Non-cash charges and other adjustments	3	1	4
Effect of foreign currency translation	(1)	(2)	(3)
Balance at December 31, 2010	2	63	65
Charges	—	83	83
Payments	(2)	(80)	(82)
Non-cash charges and other adjustments	—	1	1
Balance at December 31, 2011	—	67	67
Charges	—	85	85
Non-cash charges and other adjustments	—	(6)	(6)
Payments	—	(82)	(82)
Balance at December 31, 2012	$—	$64	$64